Risk management - Credit Risk from Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Credit risk increase percentage	4.00%
Nonperforming
Credit risk
Loans and advances to customers	€ 35,692
Non-performing rate (as a percent)	3.73%
Percentage decrease in non-performing loans (NPLs)	(5.10%)
Percentage decrease in non-performing loans ratio	0.35%
Percentage decrease in provision for credit losses	2.60%
Percentage of decrease in cost of credit	0.07%
Decrease in nonperforming coverage ratio percent	(2.60%)
Cost of credit	1.00%
Nonperforming | Accumulated impairment
Credit risk
Financial assets	€ (8,873)
Banco Santander S.A.
Credit risk
Credit risk with customers	€ 958,153	€ 920,968	€ 855,510
Non-performing rate (as a percent)	3.73%	4.08%	3.93%
Banco Santander S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 35,692	€ 37,596	€ 33,643
SPAIN | Gross carrying amount
Credit risk
Financial assets	215,764	227,446	161,372
Continental Europe
Credit risk
Credit risk with customers	€ 429,454	€ 424,248	€ 331,706
Non-performing rate (as a percent)	5.25%	5.82%	5.92%
Percentage of credit risk diversification	45.00%
Continental Europe | Nonperforming
Credit risk
Loans and advances to customers	€ 22,537	€ 24,674	€ 19,638
Continental Europe | Santander Consumer Finance, S.A.
Credit risk
Credit risk with customers	€ 97,922	€ 92,589	€ 88,061
Non-performing rate (as a percent)	2.29%	2.50%	2.68%
Continental Europe | Santander Consumer Finance, S.A. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,244	€ 2,319	€ 2,357
Continental Europe | SPAIN
Credit risk
Credit risk with customers	€ 239,479	€ 251,433	€ 172,974
Non-performing rate (as a percent)	6.19%	6.32%	5.41%
Continental Europe | SPAIN | Nonperforming
Credit risk
Loans and advances to customers	€ 14,833	€ 15,880	€ 9,361
Non-performing rate (as a percent)	6.19%
Percentage decrease in non-performing loans ratio	0.13%
Continental Europe | PORTUGAL
Credit risk
Credit risk with customers	€ 38,340	€ 39,394	€ 30,540
Non-performing rate (as a percent)	5.94%	7.51%	8.81%
Continental Europe | PORTUGAL | Nonperforming
Credit risk
Loans and advances to customers	€ 2,279	€ 2,959	€ 2,691
Continental Europe | POLAND
Credit risk
Credit risk with customers	€ 30,783	€ 24,391	€ 21,902
Non-performing rate (as a percent)	4.28%	4.57%	5.42%
Continental Europe | POLAND | Nonperforming
Credit risk
Loans and advances to customers	€ 1,317	€ 1,114	€ 1,187
United Kingdom
Credit risk
Credit risk with customers	€ 262,196	€ 247,625	€ 255,049
Non-performing rate (as a percent)	1.05%	1.33%	1.41%
Percentage of credit risk diversification	27.00%
Credit risk increase percentage	6.00%
United Kingdom | Nonperforming
Credit risk
Loans and advances to customers	€ 2,755	€ 3,295	€ 3,585
Latin America
Credit risk
Credit risk with customers	€ 171,898	€ 167,516	€ 173,150
Non-performing rate (as a percent)	4.34%	4.46%	4.81%
Percentage of credit risk diversification	18.00%
Latin America | Nonperforming
Credit risk
Loans and advances to customers	€ 7,461	€ 7,464	€ 8,333
Latin America | BRAZIL
Credit risk
Credit risk with customers	€ 84,212	€ 83,076	€ 89,572
Non-performing rate (as a percent)	5.25%	5.29%	5.90%
Latin America | BRAZIL | Nonperforming
Credit risk
Loans and advances to customers	€ 4,418	€ 4,391	€ 5,286
Latin America | MEXICO
Credit risk
Credit risk with customers	€ 33,764	€ 28,939	€ 29,682
Non-performing rate (as a percent)	2.43%	2.69%	2.76%
Latin America | MEXICO | Nonperforming
Credit risk
Loans and advances to customers	€ 822	€ 779	€ 819
Latin America | CHILE
Credit risk
Credit risk with customers	€ 41,268	€ 40,406	€ 40,864
Non-performing rate (as a percent)	4.66%	4.96%	5.05%
Latin America | CHILE | Nonperforming
Credit risk
Loans and advances to customers	€ 1,925	€ 2,004	€ 2,064
Latin America | ARGENTINA
Credit risk
Credit risk with customers	€ 5,631	€ 8,085	€ 7,318
Non-performing rate (as a percent)	3.17%	2.50%	1.49%
Latin America | ARGENTINA | Nonperforming
Credit risk
Loans and advances to customers	€ 179	€ 202	€ 109
United States
Credit risk
Credit risk with customers	€ 92,152	€ 77,190	€ 91,709
Non-performing rate (as a percent)	2.92%	2.79%	2.28%
Percentage of credit risk diversification	10.00%
United States | Nonperforming
Credit risk
Loans and advances to customers	€ 2,688	€ 2,156	€ 2,088
United States | Santander Bank, National Association
Credit risk
Credit risk with customers	€ 51,049	€ 44,237	€ 54,040
Non-performing rate (as a percent)	0.88%	1.21%	1.33%
United States | Santander Bank, National Association | Nonperforming
Credit risk
Loans and advances to customers	€ 450	€ 536	€ 717
United States | Santander Consumer USA Holdings Inc.
Credit risk
Credit risk with customers	€ 26,424	€ 24,079	€ 28,590
Non-performing rate (as a percent)	7.73%	5.86%	3.84%
Coverage rate (as a percent)	155.00%
Cost of credit	10.01%
United States | Santander Consumer USA Holdings Inc. | Nonperforming
Credit risk
Loans and advances to customers	€ 2,043	€ 1,410	€ 1,097